PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 94.7%
Common Stocks 90.7%
Australia 6.7%
Adelaide Brighton Ltd.	1,140	$ 2,735
Afterpay Touch Group Ltd.*	557	14,033
AGL Energy Ltd.	2,001	26,548
ALS Ltd.	1,532	9,750
Altium Ltd.	321	8,391
Alumina Ltd.	7,414	10,664
AMP Ltd.	10,918	13,160
Ansell Ltd.	426	8,998
APA Group	3,608	27,104
Aristocrat Leisure Ltd.	1,966	46,763
ASX Ltd.	624	35,289
Atlas Arteria Ltd.	2,715	14,636
Aurizon Holdings Ltd.	5,696	20,446
AusNet Services	5,831	6,875
Australia & New Zealand Banking Group Ltd.	8,927	151,909
Bank of Queensland Ltd.	1,286	6,552
Beach Energy Ltd.	5,326	9,242
Bendigo & Adelaide Bank Ltd.	1,454	10,041
BHP Group Ltd.	9,223	238,355
BHP Group PLC	6,541	142,088
BlueScope Steel Ltd.	1,694	15,765
Boral Ltd.	3,595	11,832
Brambles Ltd.	4,888	40,814
Caltex Australia Ltd.	816	18,573
Challenger Ltd.	1,951	11,504
Charter Hall Group, REIT	1,403	12,008
CIMIC Group Ltd.	279	5,351
Cleanaway Waste Management Ltd.	3,705	5,002
Coca-Cola Amatil Ltd.	1,758	13,928
Cochlear Ltd.	172	27,413
Coles Group Ltd.	3,520	38,603
Commonwealth Bank of Australia	5,539	312,417
Computershare Ltd.	1,492	17,598
Crown Resorts Ltd.	1,096	8,492
CSL Ltd.	1,416	290,771
CSR Ltd.	1,412	4,510
Dexus, REIT	3,390	28,682
Domain Holdings Australia Ltd.	604	1,516
Domino’s Pizza Enterprises Ltd.	212	7,702
Downer EDI Ltd.	1,933	9,400
Evolution Mining Ltd.	3,295	8,318
Flight Centre Travel Group Ltd.	167	4,339
Fortescue Metals Group Ltd.	5,006	37,216

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Goodman Group, REIT	5,566	$ 55,269
GPT Group (The), REIT	6,001	23,949
Harvey Norman Holdings Ltd.	1,847	5,183
IDP Education Ltd.	369	4,310
Iluka Resources Ltd.	1,326	8,489
Incitec Pivot Ltd.	4,968	10,755
Insurance Australia Group Ltd.	7,117	33,383
IOOF Holdings Ltd.	952	4,976
Lendlease Group	1,714	20,436
Macquarie Group Ltd.	994	95,060
Magellan Financial Group Ltd.	414	18,231
Medibank Private Ltd.	8,555	17,560
Metcash Ltd.	2,437	4,214
Mirvac Group, REIT	11,973	26,959
National Australia Bank Ltd.	9,081	155,326
Newcrest Mining Ltd.	2,411	48,333
Northern Star Resources Ltd.	2,201	18,915
Nufarm Ltd.*	807	2,948
Oil Search Ltd.	4,298	20,481
Orica Ltd.	1,221	18,463
Origin Energy Ltd.	5,385	29,105
Orora Ltd.	3,985	8,498
OZ Minerals Ltd.	1,012	6,716
Perpetual Ltd.	120	3,370
Platinum Asset Management Ltd.	878	2,743
Qantas Airways Ltd.	1,932	8,196
QBE Insurance Group Ltd.	4,035	36,684
Qube Holdings Ltd.	4,265	9,725
Ramsay Health Care Ltd.	477	24,975
REA Group Ltd.	150	11,325
Rio Tinto Ltd.	1,167	75,481
Rio Tinto PLC	3,465	185,725
Santos Ltd.	5,622	32,018
Scentre Group, REIT	16,221	41,526
SEEK Ltd.	1,146	17,165
Seven Group Holdings Ltd.	498	6,604
Shopping Centres Australasia Property Group, REIT	3,410	6,568
Sonic Healthcare Ltd.	1,448	30,420
South32 Ltd.	15,630	26,962
Star Entertainment Group Ltd. (The)	2,715	7,516
Stockland, REIT	7,247	23,686
Suncorp Group Ltd.	3,914	33,337
Sydney Airport	3,522	19,627
Tabcorp Holdings Ltd.	5,829	18,109

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Telstra Corp. Ltd.	12,851	$ 32,786
TPG Telecom Ltd.	1,090	5,389
Transurban Group	8,413	88,016
Treasury Wine Estates Ltd.	2,352	20,283
Vicinity Centres, REIT	9,836	16,518
Vocus Group Ltd.*	1,928	4,324
Washington H Soul Pattinson & Co. Ltd.	249	3,558
Wesfarmers Ltd.	3,514	105,321
Westpac Banking Corp.	11,362	188,986
Whitehaven Coal Ltd.	3,386	5,599
WiseTech Global Ltd.	286	4,664
Woodside Petroleum Ltd.	2,884	66,076
Woolworths Group Ltd.	3,967	110,275
Worley Ltd.	1,013	10,032
		3,656,481
Austria 0.2%
ANDRITZ AG	247	9,756
Erste Group Bank AG*	907	33,258
OMV AG	432	21,529
Raiffeisen Bank International AG	391	8,908
Telekom Austria AG	434	3,486
Verbund AG	194	10,244
Vienna Insurance Group AG Wiener Versicherung Gruppe	170	4,601
voestalpine AG	337	8,179
		99,961
Belgium 0.9%
Ackermans & van Haaren NV	67	10,732
Ageas	577	31,782
Anheuser-Busch InBev SA/NV	2,427	182,730
Colruyt SA	152	7,610
Galapagos NV*	154	34,475
Groupe Bruxelles Lambert SA	238	23,863
KBC Group NV	881	64,506
Proximus SADP	420	11,937
Sofina SA	53	12,119
Solvay SA	214	22,198
Telenet Group Holding NV	130	6,039
UCB SA	389	35,849
Umicore SA	650	29,833
		473,673

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Cambodia 0.0%
NagaCorp Ltd.	4,600	$ 6,487
Chile 0.0%
Antofagasta PLC	1,053	11,350
China 0.5%
AAC Technologies Holdings, Inc.	2,200	15,381
BOC Hong Kong Holdings Ltd.	11,400	37,508
Budweiser Brewing Co. APAC Ltd., 144A*	3,800	11,417
China Mengniu Dairy Co. Ltd.*	8,200	29,696
China Travel International Investment Hong Kong Ltd.	8,000	1,278
FIH Mobile Ltd.*	6,000	929
Guotai Junan International Holdings Ltd.	8,000	1,351
Kerry Logistics Network Ltd.	1,600	2,553
Lenovo Group Ltd.	25,000	16,229
Minth Group Ltd.	1,300	3,979
MMG Ltd.*	6,000	1,334
Nexteer Automotive Group Ltd.	2,000	1,469
Prosus NV*	1,351	97,501
Semiconductor Manufacturing International Corp.*	9,400	17,191
Shougang Fushan Resources Group Ltd.	10,000	1,964
Shui On Land Ltd.	8,000	1,595
Tingyi Cayman Islands Holding Corp.	6,400	10,789
Towngas China Co. Ltd.*	4,000	2,484
Uni-President China Holdings Ltd.	3,600	3,664
Want Want China Holdings Ltd.	18,000	14,699
Xinyi Solar Holdings Ltd.	10,000	7,033
		280,044
Denmark 1.6%
Ambu A/S (Class B Stock)	489	8,944
AP Moller - Maersk A/S (Class A Stock)	14	15,760
AP Moller - Maersk A/S (Class B Stock)	20	23,968
Carlsberg A/S (Class B Stock)	322	47,103
Chr Hansen Holding A/S	318	23,693
Coloplast A/S (Class B Stock)	418	52,723
Danske Bank A/S	2,139	35,779
Demant A/S*	370	12,019
DSV Panalpina A/S	630	68,503
Genmab A/S*	182	42,087
GN Store Nord A/S	418	20,773
H. Lundbeck A/S	218	9,271
ISS A/S	565	13,713

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Denmark (cont’d.)
Jyske Bank A/S*	196	$ 7,459
Novo Nordisk A/S (Class B Stock)	5,208	318,618
Novozymes A/S (Class B Stock)	651	33,957
Orsted A/S, 144A	588	64,195
Pandora A/S	284	14,685
Rockwool International A/S (Class B Stock)	17	3,969
Tryg A/S	414	12,550
Vestas Wind Systems A/S	623	61,909
		891,678
Finland 1.1%
Elisa OYJ	465	27,946
Fortum OYJ	1,351	32,696
Huhtamaki OYJ	284	12,617
Kesko OYJ (Class B Stock)	225	15,201
Kone OYJ (Class B Stock)	1,219	78,660
Metso OYJ	330	11,689
Neste OYJ	1,317	52,355
Nokia OYJ	17,935	69,895
Nokian Renkaat OYJ	397	10,674
Nordea Bank Abp	10,145	79,900
Orion OYJ (Class B Stock)	304	14,357
Sampo OYJ (Class A Stock)	1,531	69,276
Stora Enso OYJ (Class R Stock)	1,884	24,320
UPM-Kymmene OYJ	1,680	52,880
Wartsila OYJ Abp	1,592	19,451
		571,917
France 9.1%
Accor SA	579	23,664
Adevinta ASA (Class B Stock)*	679	8,279
Aeroports de Paris	91	17,212
Air France-KLM*	651	6,032
Air Liquide SA	1,459	210,967
Airbus SE	1,735	255,466
ALD SA, 144A	293	4,278
Alstom SA	597	31,643
Amundi SA, 144A	172	13,914
Arkema SA	222	20,337
Atos SE	302	25,065
AXA SA	6,050	160,908
BioMerieux	124	12,275
BNP Paribas SA	3,408	180,629

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Bollore SA	3,260	$ 13,256
Bouygues SA	667	26,351
Bureau Veritas SA	881	24,240
Capgemini SE	489	60,671
Carrefour SA	1,824	30,853
Casino Guichard Perrachon SA	168	6,813
Cie de Saint-Gobain	1,547	58,467
Cie Generale des Etablissements Michelin SCA	549	63,515
Cie Plastic Omnium SA	202	5,045
CNP Assurances	467	8,414
Covivio, REIT	139	16,515
Credit Agricole SA	3,599	48,631
Danone SA	1,886	151,029
Dassault Aviation SA	7	8,530
Dassault Systemes SE	411	71,196
Edenred	774	41,796
Eiffage SA	239	27,681
Electricite de France SA	1,526	18,848
Elis SA	675	13,143
Engie SA	5,214	89,670
EssilorLuxottica SA	920	136,430
Eurazeo SE	141	10,109
Eutelsat Communications SA	558	8,369
Faurecia SE	215	10,195
Gecina SA, REIT	169	31,855
Getlink SE	1,463	25,799
Hermes International	97	72,511
ICADE, REIT	101	11,281
Iliad SA	83	10,903
Imerys SA	100	4,318
Ingenico Group SA	203	23,584
Ipsen SA	113	8,384
JCDecaux SA	217	5,796
Kering SA	234	143,374
Klepierre SA, REIT	601	20,427
Lagardere SCA	365	6,931
Legrand SA	841	67,320
L’Oreal SA	758	211,062
LVMH Moet Hennessy Louis Vuitton SE	785	342,449
Natixis SA	2,904	12,247
Orange SA	6,028	85,393
Orpea	155	20,166
Pernod Ricard SA	668	115,952
Peugeot SA	1,675	34,302

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Publicis Groupe SA	693	$ 30,675
Remy Cointreau SA	75	7,922
Renault SA	554	21,537
Rexel SA	922	11,019
Rubis SCA	283	17,484
Safran SA	1,039	167,478
Sanofi	3,415	328,106
Sartorius Stedim Biotech	75	13,475
Schneider Electric SE	1,647	164,457
SCOR SE	472	20,057
SEB SA	87	11,160
Societe BIC SA	76	5,131
Societe Generale SA	2,454	79,270
Sodexo SA	268	28,060
Suez	1,183	19,401
Teleperformance	180	45,133
Thales SA	314	34,451
TOTAL SA	7,602	371,566
Ubisoft Entertainment SA*	299	22,731
Unibail-Rodamco-Westfield, REIT	422	57,407
Valeo SA	720	21,324
Veolia Environnement SA	1,580	46,623
Vinci SA	1,464	161,897
Vivendi SA	2,638	72,397
Wendel SA	86	11,457
Worldline SA, 144A*	324	22,815
		4,967,523
Germany 7.0%
1&1 Drillisch AG	128	3,134
adidas AG	608	192,279
Allianz SE	1,308	312,711
Aroundtown SA	3,466	32,760
BASF SE	2,884	194,619
Bayer AG	2,941	237,436
Bayerische Motoren Werke AG	1,004	71,462
Beiersdorf AG	316	35,874
Brenntag AG	471	24,366
Carl Zeiss Meditec AG	123	15,035
Commerzbank AG	3,461	19,946
Continental AG	345	39,203
Covestro AG, 144A	532	22,394
Daimler AG	2,566	118,448
Delivery Hero SE, 144A*	349	26,948

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Deutsche Bank AG	6,368	$ 58,118
Deutsche Boerse AG	578	93,878
Deutsche Lufthansa AG	784	11,993
Deutsche Post AG	3,082	107,598
Deutsche Telekom AG	10,174	164,751
Deutsche Wohnen SE	1,109	46,874
DWS Group GmbH & Co. KGaA, 144A	97	3,853
E.ON SE	6,929	78,505
Evonik Industries AG	596	16,302
Fielmann AG	77	6,130
Fraport AG Frankfurt Airport Services Worldwide	104	7,739
Fresenius Medical Care AG & Co. KGaA	661	50,980
Fresenius SE & Co. KGaA	1,264	64,568
FUCHS PETROLUB SE	95	3,851
GEA Group AG	544	16,313
GRENKE AG	83	8,274
Hannover Rueck SE	192	37,231
Hapag-Lloyd AG, 144A	78	6,403
HeidelbergCement AG	458	30,968
Hella GmbH & Co. KGaA	160	7,518
Henkel AG & Co. KGaA	321	29,619
HOCHTIEF AG	72	8,319
Hugo Boss AG	189	8,945
Infineon Technologies AG	3,926	84,585
K+S AG	585	5,690
KION Group AG	211	13,163
Knorr-Bremse AG	150	16,317
LANXESS AG	283	16,963
LEG Immobilien AG	213	26,291
Merck KGaA	412	52,736
METRO AG	513	7,141
MTU Aero Engines AG	162	49,277
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	455	134,306
Nemetschek SE	164	11,127
OSRAM Licht AG*	283	14,186
ProSiebenSat.1 Media SE	627	8,318
Puma SE	266	21,395
Rational AG	10	7,527
Rheinmetall AG	134	14,360
Rocket Internet SE, 144A*	176	4,115
RWE AG	1,787	62,071
SAP SE	3,052	397,124
Scout24 AG, 144A	337	23,216
Siemens AG	2,386	294,587

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Siemens Healthineers AG, 144A	421	$ 19,742
Suedzucker AG	209	3,534
Symrise AG	398	40,879
Talanx AG	124	6,194
Telefonica Deutschland Holding AG	2,182	6,620
thyssenkrupp AG*	1,421	17,535
Traton SE*	155	3,951
TUI AG	1,303	13,337
Uniper SE	617	20,195
United Internet AG	339	10,970
Volkswagen AG	102	18,648
Vonovia SE	1,698	96,956
Wacker Chemie AG	42	3,016
Wirecard AG	365	53,837
Zalando SE, 144A*	450	21,632
		3,816,886
Hong Kong 2.4%
AIA Group Ltd.	37,800	371,393
ASM Pacific Technology Ltd.	1,000	13,491
Bank of East Asia Ltd. (The)	4,400	9,483
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	400	895
Cathay Pacific Airways Ltd.	1,700	2,142
Champion REIT	7,000	4,195
Chow Tai Fook Jewellery Group Ltd.	3,600	3,281
CK Asset Holdings Ltd.	8,500	54,579
CK Infrastructure Holdings Ltd.	1,700	11,870
CLP Holdings Ltd.	4,900	50,911
Dah Sing Banking Group Ltd.	1,200	1,527
Dah Sing Financial Holdings Ltd.	500	1,796
Dairy Farm International Holdings Ltd.	900	4,616
Guotai Junan International Holdings Ltd.	2,666	—
Haitong International Securities Group Ltd.	7,000	2,014
Hang Lung Group Ltd.	2,800	6,924
Hang Lung Properties Ltd.	7,000	14,510
Hang Seng Bank Ltd.	2,300	46,279
Henderson Land Development Co. Ltd.	4,004	17,911
Hong Kong & China Gas Co. Ltd.	31,338	59,753
Hong Kong Exchanges & Clearing Ltd.	3,940	129,639
Hongkong Land Holdings Ltd.	3,600	19,093
Huabao International Holdings Ltd.	2,000	642
Hutchison Port Holdings Trust, UTS	12,000	1,917
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	727

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Hysan Development Co. Ltd.	2,000	$ 7,461
Jardine Matheson Holdings Ltd.	670	37,217
Jardine Strategic Holdings Ltd.	550	16,821
Johnson Electric Holdings Ltd.	1,000	2,222
Kerry Properties Ltd.	2,400	6,657
Li & Fung Ltd.	16,000	1,401
Lifestyle International Holdings Ltd.	1,400	1,395
Link REIT	6,700	67,570
Melco International Development Ltd.	2,600	5,568
MTR Corp. Ltd.	4,500	25,135
New World Development Co. Ltd.	17,600	21,821
NWS Holdings Ltd.	4,000	5,132
PCCW Ltd.	13,000	7,647
Power Assets Holdings Ltd.	4,600	33,135
Sa Sa International Holdings Ltd.	2,000	352
Shangri-La Asia Ltd.	3,600	3,305
Shun Tak Holdings Ltd.	6,000	2,579
Sino Land Co. Ltd.	9,600	13,093
Sun Art Retail Group Ltd.	6,500	7,750
Sun Hung Kai Properties Ltd.	4,400	60,829
Swire Pacific Ltd. (Class A Stock)	1,500	13,116
Swire Pacific Ltd. (Class B Stock)	2,900	4,093
Swire Properties Ltd.	3,200	9,906
Techtronic Industries Co. Ltd.	4,000	31,885
Television Broadcasts Ltd.	400	611
United Energy Group Ltd.	21,000	3,710
Vitasoy International Holdings Ltd.	2,000	7,225
VTech Holdings Ltd.	600	5,427
WH Group Ltd., 144A	25,700	24,198
Wharf Holdings Ltd. (The)	4,000	9,872
Wharf Real Estate Investment Co. Ltd.	3,700	19,069
Wheelock & Co. Ltd.	2,700	16,486
Xinyi Glass Holdings Ltd.	6,000	7,488
Yue Yuen Industrial Holdings Ltd.	2,200	6,096
		1,315,860
Indonesia 0.0%
First Pacific Co. Ltd.	7,000	2,188
Ireland 0.5%
AIB Group PLC	2,447	7,177
Bank of Ireland Group PLC	2,766	13,462
CRH PLC	2,511	94,341

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ireland (cont’d.)
Flutter Entertainment PLC	235	$ 26,651
Glanbia PLC	579	6,745
Kerry Group PLC (Class A Stock)	466	59,625
Kingspan Group PLC	479	29,449
Smurfit Kappa Group PLC	726	25,062
		262,512
Israel 0.5%
Airport City Ltd.*	216	3,809
Alony Hetz Properties & Investments Ltd.	408	6,767
Amot Investments Ltd.	329	2,399
Azrieli Group Ltd.	132	9,747
Bank Hapoalim BM	3,494	30,073
Bank Leumi Le-Israel BM	4,737	34,158
Bezeq The Israeli Telecommunication Corp. Ltd.*	6,000	4,660
Delek Group Ltd.	17	2,198
Elbit Systems Ltd.	79	12,102
Fattal Holdings 1998 Ltd.	14	2,098
First International Bank of Israel Ltd.	141	3,952
Gazit-Globe Ltd.	246	2,855
Harel Insurance Investments & Financial Services Ltd.	307	2,095
Israel Chemicals Ltd.	2,124	8,997
Israel Corp. Ltd. (The)*	10	1,737
Israel Discount Bank Ltd. (Class A Stock)	3,604	16,407
Melisron Ltd.	44	2,890
Migdal Insurance & Financial Holding Ltd.	1,777	1,439
Mizrahi Tefahot Bank Ltd.	413	11,272
Nice Ltd.*	191	33,069
Oil Refineries Ltd.	4,345	1,913
Paz Oil Co. Ltd.	28	3,398
Phoenix Holdings Ltd. (The)	334	1,833
Shufersal Ltd.	264	1,650
Strauss Group Ltd.	121	3,560
Teva Pharmaceutical Industries Ltd.*	3,034	31,040
Tower Semiconductor Ltd.*	309	6,986
		243,104
Italy 2.0%
A2A SpA	4,682	9,347
Amplifon SpA	361	10,264
Assicurazioni Generali SpA	4,101	79,855
Atlantia SpA	1,635	39,954
Banca Mediolanum SpA	992	8,933

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Banco BPM SpA*	5,021	$ 10,265
Buzzi Unicem SpA	227	5,305
Buzzi Unicem SpA, RSP	87	1,222
Davide Campari-Milano SpA	1,766	17,091
DiaSorin SpA	73	8,971
Enel SpA	24,500	213,288
Eni SpA	7,834	110,081
Ferrari NV	390	65,889
FinecoBank Banca Fineco SpA	1,858	21,747
Hera SpA	2,664	12,105
Infrastrutture Wireless Italiane SpA, 144A	724	7,538
Intesa Sanpaolo SpA	47,134	117,141
Italgas SpA	1,589	10,553
Leonardo SpA	1,225	15,160
Mediaset SpA*	839	2,219
Mediobanca Banca di Credito Finanziario SpA	2,461	24,570
Moncler SpA	558	24,195
Nexi SpA, 144A*	933	13,246
Pirelli & C SpA, 144A	1,458	7,042
Poste Italiane SpA, 144A	1,393	15,975
PRADA SpA	1,600	6,156
Prysmian SpA	756	16,765
Recordati SpA	292	12,489
Saipem SpA*	1,654	6,855
Salvatore Ferragamo SpA	186	3,440
Snam SpA	7,118	38,142
Telecom Italia SpA*	34,637	18,657
Telecom Italia SpA, RSP	18,238	9,601
Terna Rete Elettrica Nazionale SpA	4,569	31,868
UniCredit SpA	7,043	94,054
Unione di Banche Italiane SpA	2,935	8,788
UnipolSai Assicurazioni SpA	1,961	5,244
		1,104,015
Japan 21.8%
77 Bank Ltd. (The)	200	3,032
ABC-Mart, Inc.	100	6,427
Acom Co. Ltd.	1,300	6,098
Advantest Corp.	620	32,680
Aeon Co. Ltd.	2,180	44,644
AEON Financial Service Co. Ltd.	410	6,418
Aeon Mall Co. Ltd.	330	5,498
AGC, Inc.	620	20,939
Aica Kogyo Co. Ltd.	180	5,611

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Ain Holdings, Inc.	60	$ 3,680
Air Water, Inc.	480	6,585
Aisin Seiki Co. Ltd.	600	20,055
Ajinomoto Co., Inc.	1,470	24,271
Alfresa Holdings Corp.	550	11,073
Alps Alpine Co. Ltd.	600	10,777
Amada Holdings Co. Ltd.	1,000	10,383
Amano Corp.	210	6,069
ANA Holdings, Inc.	350	10,951
Anritsu Corp.	460	8,902
Aozora Bank Ltd.	420	11,317
Ariake Japan Co. Ltd.	20	1,368
Asahi Group Holdings Ltd.	1,190	55,384
Asahi Intecc Co. Ltd.	600	16,600
Asahi Kasei Corp.	3,900	39,979
Asics Corp.	500	7,324
ASKUL Corp.	100	3,270
Astellas Pharma, Inc.	5,880	104,293
Autobacs Seven Co. Ltd.	200	2,919
Azbil Corp.	400	10,778
Bandai Namco Holdings, Inc.	620	36,046
Bank of Kyoto Ltd. (The)	240	9,578
Benefit One, Inc.	200	3,499
Benesse Holdings, Inc.	220	6,036
Bic Camera, Inc.	400	4,357
Bridgestone Corp.	1,820	64,454
Brother Industries Ltd.	700	13,528
Calbee, Inc.	240	7,857
Canon Marketing Japan, Inc.	160	3,817
Canon, Inc.	3,180	83,356
Capcom Co. Ltd.	300	8,505
Casio Computer Co. Ltd.	700	12,999
Central Japan Railway Co.	554	108,837
Chiba Bank Ltd. (The)	2,000	10,869
Chubu Electric Power Co., Inc.	2,100	28,605
Chugai Pharmaceutical Co. Ltd.	700	71,814
Chugoku Bank Ltd. (The)	650	6,165
Chugoku Electric Power Co., Inc. (The)	880	11,613
Citizen Watch Co. Ltd.	780	3,764
Coca-Cola Bottlers Japan Holdings, Inc.	440	11,572
COMSYS Holdings Corp.	400	11,603
Concordia Financial Group Ltd.	3,300	12,472
Cosmo Energy Holdings Co. Ltd.	200	3,820
Cosmos Pharmaceutical Corp.	20	4,397

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Credit Saison Co. Ltd.	450	$ 7,219
CyberAgent, Inc.	290	11,588
Dai Nippon Printing Co. Ltd.	950	26,174
Daicel Corp.	880	8,314
Daido Steel Co. Ltd.	60	2,300
Daifuku Co. Ltd.	300	18,089
Dai-ichi Life Holdings, Inc.	3,400	50,584
Daiichi Sankyo Co. Ltd.	2,030	137,128
Daiichikosho Co. Ltd.	130	6,326
Daikin Industries Ltd.	810	114,459
Daishi Hokuetsu Financial Group, Inc.	130	3,208
Daito Trust Construction Co. Ltd.	156	18,379
Daiwa House Industry Co. Ltd.	2,070	64,959
Daiwa Securities Group, Inc.	4,800	24,283
DeNA Co. Ltd.	310	5,107
Denka Co. Ltd.	290	7,829
Denso Corp.	1,380	56,769
Dentsu Group, Inc.	730	24,145
DIC Corp.	300	7,852
Disco Corp.	90	20,652
DMG Mori Co. Ltd.	300	4,138
Dowa Holdings Co. Ltd.	170	6,129
East Japan Railway Co.	1,130	99,911
Ebara Corp.	300	8,274
Eisai Co. Ltd.	814	61,529
Electric Power Development Co. Ltd.	500	11,311
Ezaki Glico Co. Ltd.	160	6,836
FamilyMart Co. Ltd.	700	15,368
Fancl Corp.	200	5,253
FANUC Corp.	593	107,906
Fast Retailing Co. Ltd.	150	81,158
FP Corp.	90	5,462
Fuji Electric Co. Ltd.	400	11,721
Fuji Media Holdings, Inc.	140	1,903
Fuji Oil Holdings, Inc.	160	4,157
FUJIFILM Holdings Corp.	1,130	56,216
Fujikura Ltd.	700	2,588
Fujitsu General Ltd.	200	4,485
Fujitsu Ltd.	630	66,995
Fukuoka Financial Group, Inc.	560	9,682
Fukuyama Transporting Co. Ltd.	100	3,329
Furukawa Electric Co. Ltd.	200	4,656
Fuyo General Lease Co. Ltd.	100	6,253
Glory Ltd.	160	4,568

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
GMO internet, Inc.	200	$ 3,841
GMO Payment Gateway, Inc.	140	9,035
Goldwin, Inc.	142	8,674
GS Yuasa Corp.	300	5,914
GungHo Online Entertainment, Inc.	120	2,189
Gunma Bank Ltd. (The)	1,300	4,186
H2O Retailing Corp.	300	2,724
Hachijuni Bank Ltd. (The)	1,290	4,921
Hakuhodo DY Holdings, Inc.	700	9,943
Hamamatsu Photonics KK	350	14,856
Hankyu Hanshin Holdings, Inc.	670	27,213
Haseko Corp.	970	12,637
Heiwa Corp.	200	4,135
Hikari Tsushin, Inc.	60	14,759
Hino Motors Ltd.	800	7,491
Hirose Electric Co. Ltd.	71	8,793
Hiroshima Bank Ltd. (The)	900	4,039
HIS Co. Ltd.	80	1,842
Hisamitsu Pharmaceutical Co., Inc.	210	10,612
Hitachi Capital Corp.	130	3,536
Hitachi Chemical Co. Ltd.	290	12,155
Hitachi Construction Machinery Co. Ltd.	320	8,567
Hitachi High-Technologies Corp.	200	14,365
Hitachi Ltd.	2,880	109,797
Hitachi Metals Ltd.	600	9,232
Hitachi Transport System Ltd.	150	4,325
Hokkaido Electric Power Co., Inc.	500	2,350
Hokuhoku Financial Group, Inc.	400	3,836
Hokuriku Electric Power Co.*	500	3,735
Honda Motor Co. Ltd.	5,440	139,093
Horiba Ltd.	150	9,297
Hoshizaki Corp.	170	15,650
House Foods Group, Inc.	240	7,609
Hoya Corp.	1,150	110,646
Hulic Co. Ltd.	1,060	12,872
Ibiden Co. Ltd.	360	8,320
Ichigo, Inc.	900	3,391
Idemitsu Kosan Co. Ltd.	747	18,361
IHI Corp.	430	10,073
Iida Group Holdings Co. Ltd.	430	7,269
Inpex Corp.	2,800	25,837
Isetan Mitsukoshi Holdings Ltd.	1,100	8,608
Isuzu Motors Ltd.	1,700	16,766
Ito En Ltd.	170	8,257

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
ITOCHU Corp.	4,200	$ 98,243
Itochu Techno-Solutions Corp.	280	8,281
Itoham Yonekyu Holdings, Inc.	400	2,515
Iyo Bank Ltd. (The)	870	4,482
Izumi Co. Ltd.	130	4,101
J Front Retailing Co. Ltd.	800	9,642
Japan Airlines Co. Ltd.	360	10,186
Japan Airport Terminal Co. Ltd.	150	6,912
Japan Aviation Electronics Industry Ltd.	120	2,129
Japan Exchange Group, Inc.	1,700	30,565
Japan Petroleum Exploration Co. Ltd.	100	2,436
Japan Post Bank Co. Ltd.	1,200	11,108
Japan Post Holdings Co. Ltd.	4,100	37,275
Japan Post Insurance Co. Ltd.	600	10,137
Japan Steel Works Ltd. (The)	200	3,553
Japan Tobacco, Inc.	3,630	76,818
JFE Holdings, Inc.	1,580	18,722
JGC Holdings Corp.	680	9,747
JSR Corp.	600	10,740
JTEKT Corp.	700	7,429
Justsystems Corp.	60	3,269
JXTG Holdings, Inc.	9,610	40,548
Kagome Co. Ltd.	300	7,401
Kajima Corp.	1,400	17,756
Kakaku.com, Inc.	450	11,687
Kaken Pharmaceutical Co. Ltd.	100	5,272
Kamigumi Co. Ltd.	380	8,110
Kandenko Co. Ltd.	300	2,828
Kaneka Corp.	130	3,995
Kansai Electric Power Co., Inc. (The)	2,170	24,436
Kansai Mirai Financial Group, Inc.	500	2,880
Kansai Paint Co. Ltd.	580	13,920
Kao Corp.	1,470	117,469
Kawasaki Heavy Industries Ltd.	490	9,626
Kawasaki Kisen Kaisha Ltd.*	300	3,964
KDDI Corp.	5,360	160,653
Keihan Holdings Co. Ltd.	310	14,036
Keikyu Corp.	800	14,729
Keio Corp.	360	20,633
Keisei Electric Railway Co. Ltd.	450	16,303
Kewpie Corp.	360	7,505
Keyence Corp.	560	187,791
Kikkoman Corp.	610	29,777
Kinden Corp.	400	6,840

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Kintetsu Group Holdings Co. Ltd.	550	$ 29,003
Kirin Holdings Co. Ltd.	2,550	56,088
Kissei Pharmaceutical Co. Ltd.	100	2,821
Kobayashi Pharmaceutical Co. Ltd.	190	15,343
Kobe Steel Ltd.	900	4,121
Koei Tecmo Holdings Co. Ltd.	200	5,266
Koito Manufacturing Co. Ltd.	380	16,516
Kokuyo Co. Ltd.	300	4,443
Komatsu Ltd.	2,810	62,306
Konami Holdings Corp.	300	11,638
Konica Minolta, Inc.	1,400	8,561
Kose Corp.	60	7,997
K’s Holdings Corp.	600	7,283
Kubota Corp.	3,400	53,406
Kuraray Co. Ltd.	1,200	14,428
Kurita Water Industries Ltd.	360	10,518
Kyocera Corp.	950	62,319
Kyoritsu Maintenance Co. Ltd.	100	4,022
Kyowa Exeo Corp.	290	7,239
Kyowa Kirin Co. Ltd.	820	19,287
Kyudenko Corp.	200	5,776
Kyushu Electric Power Co., Inc.	1,500	12,369
Kyushu Financial Group, Inc.	1,100	4,603
Kyushu Railway Co.	470	15,377
Lawson, Inc.	170	9,858
LINE Corp.*	180	8,825
Lintec Corp.	140	3,031
Lion Corp.	840	15,954
LIXIL Group Corp.	820	13,637
M3, Inc.	1,320	38,385
Mabuchi Motor Co. Ltd.	160	5,853
Maeda Corp.	400	3,827
Maeda Road Construction Co. Ltd.	200	6,755
Makita Corp.	750	29,079
Mani, Inc.	180	4,538
Marubeni Corp.	4,800	34,443
Maruha Nichiro Corp.	130	3,104
Marui Group Co. Ltd.	680	15,763
Maruichi Steel Tube Ltd.	200	5,540
Matsui Securities Co. Ltd.	300	2,451
Matsumotokiyoshi Holdings Co. Ltd.	240	9,624
Mazda Motor Corp.	1,800	15,108
Mebuki Financial Group, Inc.	3,600	7,990
Medipal Holdings Corp.	500	10,625

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Megmilk Snow Brand Co. Ltd.	130	$ 3,033
MEIJI Holdings Co. Ltd.	466	32,852
MINEBEA MITSUMI, Inc.	1,300	25,430
Miraca Holdings, Inc.	140	3,685
MISUMI Group, Inc.	850	21,184
Mitsubishi Chemical Holdings Corp.	4,000	28,987
Mitsubishi Corp.	3,930	100,643
Mitsubishi Electric Corp.	6,080	84,072
Mitsubishi Estate Co. Ltd.	3,670	71,821
Mitsubishi Gas Chemical Co., Inc.	520	7,863
Mitsubishi Heavy Industries Ltd.	910	33,181
Mitsubishi Logistics Corp.	190	4,833
Mitsubishi Materials Corp.	410	10,325
Mitsubishi Motors Corp.	1,800	6,696
Mitsubishi Shokuhin Co. Ltd.	120	3,470
Mitsubishi UFJ Financial Group, Inc.	38,500	197,900
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,350	8,470
Mitsui & Co. Ltd.	5,200	92,589
Mitsui Chemicals, Inc.	540	11,856
Mitsui Fudosan Co. Ltd.	2,960	78,561
Mitsui Mining & Smelting Co. Ltd.	200	4,717
Mitsui OSK Lines Ltd.	370	8,916
Miura Co. Ltd.	330	11,446
Mizuho Financial Group, Inc.	78,200	115,583
Mochida Pharmaceutical Co. Ltd.	30	1,124
MonotaRO Co. Ltd.	360	8,576
Morinaga & Co. Ltd.	140	6,720
Morinaga Milk Industry Co. Ltd.	110	4,214
MS&AD Insurance Group Holdings, Inc.	1,530	50,799
Murata Manufacturing Co. Ltd.	1,820	103,800
Nabtesco Corp.	380	10,856
Nagase & Co. Ltd.	300	4,132
Nagoya Railroad Co. Ltd.	660	19,340
Nankai Electric Railway Co. Ltd.	330	8,520
NEC Corp.	830	37,094
NET One Systems Co. Ltd.	300	4,971
Nexon Co. Ltd.	1,240	16,757
NGK Insulators Ltd.	830	13,935
NGK Spark Plug Co. Ltd.	610	10,667
NH Foods Ltd.	300	13,209
NHK Spring Co. Ltd.	480	3,854
Nichirei Corp.	300	7,258
Nidec Corp.	730	92,038
Nifco, Inc.	250	6,556

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nihon Kohden Corp.	300	$ 8,836
Nihon M&A Center, Inc.	400	11,506
Nihon Unisys Ltd.	200	6,104
Nikon Corp.	1,050	12,665
Nintendo Co. Ltd.	336	124,289
Nippo Corp.	160	3,931
Nippon Electric Glass Co. Ltd.	230	4,447
Nippon Express Co. Ltd.	270	14,071
Nippon Kayaku Co. Ltd.	500	5,872
Nippon Paint Holdings Co. Ltd.	480	22,937
Nippon Paper Industries Co. Ltd.	300	4,891
Nippon Shinyaku Co. Ltd.	160	14,226
Nippon Shokubai Co. Ltd.	100	5,874
Nippon Steel Corp.	2,530	35,135
Nippon Telegraph & Telephone Corp.	3,920	99,860
Nippon Television Holdings, Inc.	150	2,030
Nippon Yusen KK	550	8,773
Nipro Corp.	400	4,559
Nishi-Nippon Financial Holdings, Inc.	400	2,637
Nishi-Nippon Railroad Co. Ltd.	280	6,496
Nissan Chemical Corp.	460	19,039
Nissan Motor Co. Ltd.	5,900	32,146
Nissan Shatai Co. Ltd.	200	1,906
Nisshin Seifun Group, Inc.	760	13,010
Nisshinbo Holdings, Inc.	400	3,450
Nissin Foods Holdings Co. Ltd.	250	18,744
Nitori Holdings Co. Ltd.	232	35,950
Nitto Denko Corp.	500	27,776
NOF Corp.	200	6,528
NOK Corp.	350	4,661
Nomura Holdings, Inc.	10,000	51,213
Nomura Real Estate Holdings, Inc.	330	8,138
Nomura Research Institute Ltd.	860	19,028
NS Solutions Corp.	130	3,838
NSK Ltd.	1,400	11,638
NTN Corp.	1,100	2,926
NTT Data Corp.	1,900	26,825
NTT DOCOMO, Inc.	3,540	100,625
Obayashi Corp.	2,000	21,988
OBIC Business Consultants Co. Ltd.	40	1,534
Obic Co. Ltd.	200	27,250
Odakyu Electric Railway Co. Ltd.	940	20,859
Oji Holdings Corp.	2,900	14,775
OKUMA Corp.	100	4,592

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Olympus Corp.	3,480	$ 56,380
Omron Corp.	570	32,540
Ono Pharmaceutical Co. Ltd.	1,330	30,646
Open House Co. Ltd.	200	5,341
Oracle Corp.	100	8,665
Orient Corp.	1,400	2,162
Oriental Land Co. Ltd.	590	77,000
ORIX Corp.	4,000	67,739
Osaka Gas Co. Ltd.	1,240	21,002
OSG Corp.	260	4,364
Otsuka Corp.	340	13,254
Otsuka Holdings Co. Ltd.	1,310	58,331
Paltac Corp.	100	4,706
Pan Pacific International Holdings Corp.	1,600	25,888
Panasonic Corp.	6,500	64,766
Park24 Co. Ltd.	320	8,048
Penta-Ocean Construction Co. Ltd.	800	4,744
PeptiDream, Inc.*	270	12,779
Persol Holdings Co. Ltd.	550	9,905
Pigeon Corp.	360	12,791
Pilot Corp.	100	3,919
Pola Orbis Holdings, Inc.	210	4,559
Rakuten, Inc.	2,350	18,196
Recruit Holdings Co. Ltd.	3,950	154,262
Relo Group, Inc.	300	8,057
Renesas Electronics Corp.*	2,080	13,142
Rengo Co. Ltd.	600	4,219
Resona Holdings, Inc.	6,700	27,657
Resorttrust, Inc.	220	3,455
Ricoh Co. Ltd.	2,100	23,954
Rinnai Corp.	160	11,430
Rohm Co. Ltd.	260	18,690
Rohto Pharmaceutical Co. Ltd.	300	8,312
Ryohin Keikaku Co. Ltd.	780	13,088
Sankyo Co. Ltd.	160	5,369
Sankyu, Inc.	200	9,902
Sanrio Co. Ltd.	240	4,735
Santen Pharmaceutical Co. Ltd.	1,100	20,489
Sanwa Holdings Corp.	560	5,907
Sapporo Holdings Ltd.	200	4,835
Sawai Pharmaceutical Co. Ltd.	150	9,724
SBI Holdings, Inc.	700	16,153
SCREEN Holdings Co. Ltd.	80	4,164
SCSK Corp.	150	8,028

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Secom Co. Ltd.	560	$ 49,633
Sega Sammy Holdings, Inc.	570	7,742
Seibu Holdings, Inc.	700	10,930
Seiko Epson Corp.	800	11,725
Seino Holdings Co. Ltd.	500	6,394
Sekisui Chemical Co. Ltd.	1,100	18,221
Sekisui House Ltd.	1,780	38,307
Seven & i Holdings Co. Ltd.	2,370	91,053
Seven Bank Ltd.	2,100	6,291
SG Holdings Co. Ltd.	700	14,844
Sharp Corp.	440	5,999
Shiga Bank Ltd. (The)	150	3,608
Shikoku Electric Power Co., Inc.	500	4,246
Shimadzu Corp.	880	24,691
Shimamura Co. Ltd.	20	1,503
Shimano, Inc.	250	38,338
Shimizu Corp.	1,800	18,501
Shin-Etsu Chemical Co. Ltd.	1,220	139,627
Shinsei Bank Ltd.	580	8,893
Shionogi & Co. Ltd.	890	53,110
Shiseido Co. Ltd.	1,200	76,961
Shizuoka Bank Ltd. (The)	1,560	10,948
SHO-BOND Holdings Co. Ltd.	132	5,397
Showa Denko KK	500	11,945
SKY Perfect JSAT Holdings, Inc.	400	1,728
Skylark Holdings Co. Ltd.	600	11,020
SMC Corp.	170	73,580
Softbank Corp.	5,000	68,642
SoftBank Group Corp.	5,010	202,908
Sohgo Security Services Co. Ltd.	220	11,452
Sojitz Corp.	3,700	11,669
Sompo Holdings, Inc.	1,060	39,698
Sony Corp.	3,830	266,339
Sony Financial Holdings, Inc.	580	13,352
Sotetsu Holdings, Inc.	260	6,960
Square Enix Holdings Co. Ltd.	280	13,776
Stanley Electric Co. Ltd.	440	11,324
Subaru Corp.	1,870	46,762
Sugi Holdings Co. Ltd.	100	5,016
SUMCO Corp.	680	10,456
Sumitomo Bakelite Co. Ltd.	100	3,585
Sumitomo Chemical Co. Ltd.	4,700	19,953
Sumitomo Corp.	3,480	51,621
Sumitomo Dainippon Pharma Co. Ltd.	500	8,577

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Sumitomo Electric Industries Ltd.	2,270	$ 30,247
Sumitomo Forestry Co. Ltd.	400	5,551
Sumitomo Heavy Industries Ltd.	410	10,738
Sumitomo Metal Mining Co. Ltd.	790	22,498
Sumitomo Mitsui Financial Group, Inc.	4,070	143,192
Sumitomo Mitsui Trust Holdings, Inc.	1,180	43,558
Sumitomo Osaka Cement Co. Ltd.	100	4,073
Sumitomo Realty & Development Co. Ltd.	1,200	44,217
Sumitomo Rubber Industries Ltd.	500	5,488
Sundrug Co. Ltd.	220	7,462
Suntory Beverage & Food Ltd.	370	15,702
Suzuken Co. Ltd.	230	8,822
Suzuki Motor Corp.	1,320	60,362
Sysmex Corp.	620	44,424
T&D Holdings, Inc.	1,800	19,261
Tadano Ltd.	300	2,539
Taiheiyo Cement Corp.	430	11,587
Taisei Corp.	650	25,931
Taisho Pharmaceutical Holdings Co. Ltd.	130	9,191
Taiyo Nippon Sanso Corp.	490	10,719
Taiyo Yuden Co. Ltd.	400	11,569
Takara Bio, Inc.	130	2,428
Takara Holdings, Inc.	500	4,427
Takashimaya Co. Ltd.	500	5,354
Takeda Pharmaceutical Co. Ltd.	4,783	183,148
TDK Corp.	370	39,341
TechnoPro Holdings, Inc.	130	8,672
Teijin Ltd.	540	9,679
Terumo Corp.	2,060	74,559
THK Co. Ltd.	370	9,174
TIS, Inc.	200	11,980
Tobu Railway Co. Ltd.	630	22,185
Toda Corp.	800	5,138
Toho Co. Ltd.	320	11,816
Toho Gas Co. Ltd.	270	10,447
Tohoku Electric Power Co., Inc.	1,380	12,951
Tokai Carbon Co. Ltd.	600	5,441
Tokai Rika Co. Ltd.	140	2,379
Tokio Marine Holdings, Inc.	2,020	109,710
Tokuyama Corp.	200	5,064
Tokyo Broadcasting System Holdings, Inc.	100	1,729
Tokyo Century Corp.	160	8,163
Tokyo Electric Power Co. Holdings, Inc.*	4,900	19,442
Tokyo Electron Ltd.	480	105,059

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Tokyo Gas Co. Ltd.	1,340	$ 29,429
Tokyo Tatemono Co. Ltd.	570	9,201
Tokyu Corp.	1,500	26,460
Tokyu Fudosan Holdings Corp.	2,000	14,141
Topcon Corp.	300	4,147
Toppan Printing Co. Ltd.	850	16,928
Toray Industries, Inc.	4,690	30,781
Toshiba Corp.	1,360	43,404
Tosoh Corp.	850	11,997
TOTO Ltd.	430	17,508
Toyo Seikan Group Holdings Ltd.	470	7,952
Toyo Suisan Kaisha Ltd.	270	11,295
Toyo Tire Corp.	300	3,748
Toyobo Co. Ltd.	300	4,095
Toyoda Gosei Co. Ltd.	210	4,777
Toyota Boshoku Corp.	180	2,598
Toyota Industries Corp.	530	28,764
Toyota Motor Corp.	7,660	533,378
Toyota Tsusho Corp.	660	22,819
Trend Micro, Inc.	340	17,802
TS Tech Co. Ltd.	180	4,949
Tsumura & Co.	180	4,897
Tsuruha Holdings, Inc.	70	8,589
TV ASAhi Holdings Corp.	100	1,912
Ube Industries Ltd.	300	6,010
Ulvac, Inc.	200	7,199
Unicharm Corp.	1,240	42,456
Ushio, Inc.	400	5,864
USS Co. Ltd.	700	12,717
Wacoal Holdings Corp.	200	5,337
Welcia Holdings Co. Ltd.	160	8,819
West Japan Railway Co.	560	47,442
Yakult Honsha Co. Ltd.	400	20,084
Yamada Denki Co. Ltd.	2,600	13,145
Yamaguchi Financial Group, Inc.	800	4,821
Yamaha Corp.	520	26,602
Yamaha Motor Co. Ltd.	900	16,753
Yamato Holdings Co. Ltd.	1,130	18,205
Yamato Kogyo Co. Ltd.	100	2,426
Yamazaki Baking Co. Ltd.	400	7,611
Yaoko Co. Ltd.	100	5,124
Yaskawa Electric Corp.	820	28,093
Yokogawa Electric Corp.	800	13,920
Yokohama Rubber Co. Ltd. (The)	370	6,286

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Z Holdings Corp.	7,800	$ 31,064
Zenkoku Hosho Co. Ltd.	150	6,432
Zensho Holdings Co. Ltd.	300	6,368
Zeon Corp.	400	4,238
ZOZO, Inc.	290	4,834
		11,904,971
Jordan 0.0%
Hikma Pharmaceuticals PLC	449	10,831
Kazakhstan 0.0%
KAZ Minerals PLC	611	3,521
Luxembourg 0.2%
ArcelorMittal SA	1,856	27,284
Eurofins Scientific SE	34	18,232
L’Occitane International SA	1,250	2,649
RTL Group SA	111	5,020
SES SA	1,179	14,481
Tenaris SA	1,412	14,630
		82,296
Macau 0.2%
Galaxy Entertainment Group Ltd.	6,900	44,858
Macau Legend Development Ltd.*	2,000	253
MGM China Holdings Ltd.	1,900	2,644
Sands China Ltd.	7,600	36,393
SJM Holdings Ltd.	5,600	6,221
Wynn Macau Ltd.	4,400	9,132
		99,501
Malaysia 0.0%
Wing Tai Holdings Ltd.	1,100	1,611
Mexico 0.0%
Fresnillo PLC	493	4,303
Netherlands 3.7%
Aalberts NV	296	12,930
ABN AMRO Bank NV, 144A, CVA	1,257	21,883
Adyen NV, 144A*	84	77,248

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
Aegon NV	5,808	$ 23,515
Akzo Nobel NV	696	65,734
Argenx SE*	132	19,012
ASML Holding NV	1,261	354,105
ASR Nederland NV	445	16,578
Boskalis Westminster	251	5,885
Euronext NV, 144A	202	17,543
EXOR NV	319	23,526
GrandVision NV, 144A	178	5,455
Heineken Holding NV	343	33,739
Heineken NV	744	81,040
ING Groep NV	12,285	133,255
Koninklijke Ahold Delhaize NV	3,279	80,459
Koninklijke DSM NV	549	66,975
Koninklijke KPN NV	10,347	29,001
Koninklijke Philips NV	2,868	131,293
Koninklijke Vopak NV	193	10,354
NN Group NV	1,039	36,080
OCI NV*	262	4,531
Randstad NV	347	19,943
Royal Dutch Shell PLC (Class A Stock)	13,254	348,681
Royal Dutch Shell PLC (Class B Stock)	11,811	311,286
Signify NV, 144A	390	12,993
Takeaway.com NV, 144A*	117	11,049
Wolters Kluwer NV	843	63,363
		2,017,456
New Zealand 0.3%
a2 Milk Co. Ltd.*	2,287	21,941
Air New Zealand Ltd.	1,405	2,552
Auckland International Airport Ltd.	2,786	15,493
Contact Energy Ltd.	2,071	9,916
Fisher & Paykel Healthcare Corp. Ltd.	1,794	26,849
Fletcher Building Ltd.	2,568	9,169
Kiwi Property Group Ltd.	5,896	5,943
Mercury NZ Ltd.	1,871	6,308
Meridian Energy Ltd.	3,823	13,125
Ryman Healthcare Ltd.	1,288	13,644
SKYCITY Entertainment Group Ltd.	2,580	6,048
Spark New Zealand Ltd.	5,755	17,274
Xero Ltd.*	283	15,913
		164,175

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway 0.5%
Aker ASA (Class A Stock)	84	$ 4,649
Aker BP ASA	347	9,803
DNB ASA	3,260	57,210
Equinor ASA	3,056	55,311
Gjensidige Forsikring ASA	517	11,260
Leroy Seafood Group ASA	710	4,615
Mowi ASA	1,335	31,923
Norsk Hydro ASA	4,122	12,955
Orkla ASA	2,361	22,833
Salmar ASA	143	7,003
Schibsted ASA (Class A Stock)	243	7,332
Schibsted ASA (Class B Stock)	340	9,632
Telenor ASA	2,025	36,622
Yara International ASA	563	20,434
		291,582
Poland 0.3%
Bank Polska Kasa Opieki SA	475	12,103
CD Projekt SA	213	15,499
Cyfrowy Polsat SA	1,000	6,992
Dino Polska SA, 144A*	131	5,495
Grupa Lotos SA	275	5,446
KGHM Polska Miedz SA*	428	10,049
LPP SA	3	6,542
mBank SA*	35	3,358
PGE Polska Grupa Energetyczna SA*	1,951	3,459
Polski Koncern Naftowy ORLEN SA	971	18,903
Polskie Gornictwo Naftowe i Gazownictwo SA	5,784	5,367
Powszechna Kasa Oszczednosci Bank Polski SA	2,701	23,787
Powszechny Zaklad Ubezpieczen SA	1,840	19,075
Santander Bank Polska SA	83	6,120
		142,195
Portugal 0.2%
EDP - Energias de Portugal SA	8,240	41,363
Galp Energia SGPS SA	1,608	24,331
Jeronimo Martins SGPS SA	774	13,321
		79,015

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Russia 0.1%
Evraz PLC	1,918	$ 8,924
Polymetal International PLC	974	16,518
		25,442
Singapore 1.1%
Ascendas Real Estate Investment Trust, REIT	10,216	23,528
BOC Aviation Ltd., 144A	600	5,533
CapitaLand Commercial Trust, REIT	7,697	11,577
CapitaLand Ltd.	7,800	20,592
CapitaLand Mall Trust, REIT	7,300	13,434
City Developments Ltd.	1,400	10,786
ComfortDelGro Corp. Ltd.	6,400	10,125
DBS Group Holdings Ltd.	5,632	103,755
Frasers Property Ltd.	900	1,120
Genting Singapore Ltd.	19,400	12,159
Golden Agri-Resources Ltd.	17,800	2,725
Jardine Cycle & Carriage Ltd.	290	6,170
Keppel Corp. Ltd.	4,400	21,348
Keppel REIT	5,400	4,789
Mapletree Commercial Trust, REIT	6,400	10,986
Mapletree Industrial Trust, REIT	5,400	10,988
Mapletree Logistics Trust, REIT	8,200	11,035
Mapletree North Asia Commercial Trust, REIT	5,800	5,040
Olam International Ltd.	2,400	3,158
Oversea-Chinese Banking Corp. Ltd.	10,673	83,937
SATS Ltd.	2,100	6,983
Sembcorp Industries Ltd.	2,500	3,857
Sembcorp Marine Ltd.*	1,800	1,512
SIA Engineering Co. Ltd.	600	1,148
Singapore Airlines Ltd.	1,500	9,362
Singapore Exchange Ltd.	2,600	16,467
Singapore Post Ltd.	4,200	2,745
Singapore Press Holdings Ltd.	4,900	7,205
Singapore Technologies Engineering Ltd.	4,500	13,464
Singapore Telecommunications Ltd.	23,500	56,532
StarHub Ltd.	1,200	1,264
Suntec Real Estate Investment Trust, REIT	6,200	8,341
United Overseas Bank Ltd.	4,057	75,676
UOL Group Ltd.	1,500	8,726
Venture Corp. Ltd.	800	9,447
Wilmar International Ltd.	6,400	18,190
		613,704

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Africa 0.2%
Anglo American PLC	3,942	$ 102,775
Investec PLC	2,289	12,635
		115,410
South Korea 3.7%
Amorepacific Corp.*	98	15,213
AMOREPACIFIC Group*	80	4,805
BGF Co. Ltd.	429	1,829
BGF retail Co. Ltd.	17	2,346
BNK Financial Group, Inc.	773	4,358
Celltrion Healthcare Co. Ltd.*	212	9,990
Celltrion, Inc.*	326	44,576
Cheil Worldwide, Inc.	191	3,382
CJ CheilJedang Corp.	21	4,168
CJ Corp.	34	2,350
CJ ENM Co. Ltd.	27	3,111
CJ Logistics Corp.*	20	2,440
Daelim Industrial Co. Ltd.*	74	4,992
Daewoo Engineering & Construction Co. Ltd.*	483	1,749
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	130	2,674
DB Insurance Co. Ltd.	156	5,529
DGB Financial Group, Inc.	416	2,258
Dongsuh Cos., Inc.	96	1,307
Doosan Bobcat, Inc.	66	1,702
Doosan Co. Ltd.	18	943
Doosan Fuel Cell Co. Ltd.*	60	375
Doosan Heavy Industries & Construction Co. Ltd.*	302	1,375
Doosan Infracore Co. Ltd.*	367	1,501
Doosan Solus Co. Ltd.*	33	715
E-MART, Inc.	62	5,731
Fila Holdings Corp.	161	5,930
GS Engineering & Construction Corp.	152	3,535
GS Holdings Corp.	161	6,146
GS Retail Co. Ltd.	72	2,381
Hana Financial Group, Inc.	945	26,154
Hankook Tire & Technology Co. Ltd.*	235	5,618
Hanmi Pharm Co. Ltd.*	19	4,442
Hanmi Science Co. Ltd.*	36	966
Hanon Systems	554	4,863
Hanssem Co. Ltd.*	27	1,602
Hanwha Aerospace Co. Ltd.*	98	2,661
Hanwha Chemical Corp.	219	3,052
Hanwha Corp.	134	2,426
Hanwha Life Insurance Co. Ltd.*	647	1,105

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
HDC Holdings Co. Ltd.*	168	$ 1,405
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)*	83	1,449
Helixmith Co. Ltd.*	61	3,884
Hite Jinro Co. Ltd.*	102	2,555
HLB, Inc.*	96	7,348
Hotel Shilla Co. Ltd.	109	7,920
Hyundai Construction Equipment Co. Ltd.*	40	888
Hyundai Department Store Co. Ltd.	42	2,731
Hyundai Engineering & Construction Co. Ltd.	231	7,314
Hyundai Glovis Co. Ltd.	63	7,729
Hyundai Heavy Industries Holdings Co. Ltd.	33	7,518
Hyundai Marine & Fire Insurance Co. Ltd.	164	3,014
Hyundai Mipo Dockyard Co. Ltd.	55	1,893
Hyundai Mobis Co. Ltd.	202	38,564
Hyundai Motor Co.	441	45,930
Hyundai Steel Co.	255	5,993
Hyundai Wia Corp.*	47	1,677
Industrial Bank of Korea*	840	7,534
Kakao Corp.	159	21,054
Kangwon Land, Inc.*	349	8,050
KB Financial Group, Inc.	1,198	43,895
KCC Corp.	12	2,014
KCC Glass Corp.*	11	315
KEPCO Plant Service & Engineering Co. Ltd.*	58	1,820
Kia Motors Corp.	813	27,694
Korea Aerospace Industries Ltd.*	209	5,252
Korea Electric Power Corp.*	819	17,328
Korea Gas Corp.*	70	1,905
Korea Investment Holdings Co. Ltd.*	120	6,633
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	127	11,984
Korea Zinc Co. Ltd.*	30	9,535
Korean Air Lines Co. Ltd.*	128	2,517
KT&G Corp.	354	28,179
Kumho Petrochemical Co. Ltd.	48	2,609
LG Chem Ltd.	145	40,795
LG Corp.	278	16,359
LG Display Co. Ltd.*	683	8,721
LG Electronics, Inc.	322	17,636
LG Household & Health Care Ltd.	27	28,331
LG Uplus Corp.	671	7,427
Lotte Chemical Corp.	45	7,073
Lotte Chilsung Beverage Co. Ltd.*	10	1,038
Lotte Corp.	157	4,608

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
LOTTE Fine Chemical Co. Ltd.	48	$ 1,559
Lotte Shopping Co. Ltd.	30	2,885
LS Corp.	37	1,227
Mando Corp.	90	2,505
Medy-Tox, Inc.	11	2,984
Mirae Asset Daewoo Co. Ltd.*	1,205	6,880
NAVER Corp.	420	62,786
NCSoft Corp.	51	27,112
Netmarble Corp., 144A*	47	3,509
NH Investment & Securities Co. Ltd.*	343	3,131
NHN Corp.*	27	1,700
NongShim Co. Ltd.	9	1,741
OCI Co. Ltd.*	48	2,224
Orion Corp.	79	6,768
Ottogi Corp.*	4	1,696
Paradise Co. Ltd.	124	1,742
POSCO	214	38,817
POSCO Chemical Co. Ltd.	57	2,709
Posco International Corp.	122	1,709
S-1 Corp.	50	3,823
Samsung Biologics Co. Ltd., 144A*	43	17,291
Samsung C&T Corp.	252	22,727
Samsung Card Co. Ltd.	83	2,636
Samsung Electro-Mechanics Co. Ltd.	178	18,350
Samsung Electronics Co. Ltd.	14,695	686,941
Samsung Engineering Co. Ltd.*	458	6,562
Samsung Fire & Marine Insurance Co. Ltd.	98	17,269
Samsung Heavy Industries Co. Ltd.*	1,451	8,002
Samsung Life Insurance Co. Ltd.	195	11,296
Samsung SDI Co. Ltd.	168	38,495
Samsung SDS Co. Ltd.	103	16,644
Samsung Securities Co. Ltd.	231	6,774
Shinhan Financial Group Co. Ltd.	1,477	48,183
Shinsegae, Inc.	26	5,782
SillaJen, Inc.*	138	1,486
SK Holdings Co. Ltd.	108	21,136
SK Hynix, Inc.	1,623	124,403
SK Innovation Co. Ltd.	185	20,087
SK Networks Co. Ltd.	404	1,677
SK Telecom Co. Ltd.	68	13,050
SKC Co. Ltd.	52	2,251
S-Oil Corp.	121	7,681
Ssangyong Cement Industrial Co. Ltd.	296	1,224
Woongjin Coway Co. Ltd.	170	12,522

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Woori Financial Group, Inc.	1,670	$ 14,126
Yuhan Corp.*	25	4,551
		1,987,071
Spain 2.4%
Acciona SA	66	7,470
ACS Actividades de Construccion y Servicios SA	758	25,164
Aena SME SA, 144A	220	40,719
Amadeus IT Group SA	1,284	100,443
Banco Bilbao Vizcaya Argentaria SA	21,061	108,313
Banco de Sabadell SA	17,683	15,886
Banco Santander SA	51,773	203,095
Bankia SA	3,609	6,539
Bankinter SA	2,125	13,764
CaixaBank SA	10,968	31,953
Cellnex Telecom SA, 144A	853	42,324
Corp. Financiera Alba SA	52	2,644
EDP Renovaveis SA	446	5,930
Enagas SA	771	20,775
Endesa SA	968	26,555
Ferrovial SA	1,521	48,145
Fomento de Construcciones y Contratas SA	171	2,120
Grifols SA	1,047	35,180
Iberdrola SA	18,696	204,262
Iberdrola SA	342	3,737
Industria de Diseno Textil SA	3,310	111,211
Inmobiliaria Colonial Socimi SA, REIT	1,032	13,806
Mapfre SA	3,145	8,026
Merlin Properties Socimi SA, REIT	1,059	15,000
Naturgy Energy Group SA	970	25,522
Red Electrica Corp. SA	1,319	26,365
Repsol SA	4,296	59,272
Siemens Gamesa Renewable Energy SA	729	11,594
Telefonica SA	14,352	96,859
Zardoya Otis SA	529	3,990
		1,316,663
Sweden 2.3%
Alfa Laval AB	970	24,171
Assa Abloy AB (Class B Stock)	2,862	67,964
Atlas Copco AB (Class A Stock)	1,959	69,355
Atlas Copco AB (Class B Stock)	1,193	37,056
Boliden AB	888	21,060

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Castellum AB	878	$ 21,576
Electrolux AB (Class B Stock)	764	18,070
Elekta AB (Class B Stock)	1,220	13,962
Epiroc AB (Class A Stock)	1,897	21,913
Epiroc AB (Class B Stock)	1,160	13,076
Essity AB (Class B Stock)	1,898	59,906
Fastighets AB Balder (Class B Stock)*	301	14,273
Hennes & Mauritz AB (Class B Stock)	2,741	60,095
Hexagon AB (Class B Stock)	796	43,150
Husqvarna AB (Class B Stock)	1,412	10,639
ICA Gruppen AB	235	10,311
Industrivarden AB (Class A Stock)	633	15,276
Industrivarden AB (Class C Stock)	522	12,292
Investment AB Latour (Class B Stock)	437	7,291
Investor AB (Class A Stock)	437	23,815
Investor AB (Class B Stock)	1,430	78,252
Kinnevik AB (Class B Stock)	766	18,468
L E Lundbergforetagen AB (Class B Stock)	239	10,366
Lundin Petroleum AB	552	16,791
Nibe Industrier AB (Class B Stock)	929	16,061
Saab AB (Class B Stock)	294	9,536
Sandvik AB	3,341	60,792
Securitas AB (Class B Stock)	1,010	15,893
Skandinaviska Enskilda Banken AB (Class A Stock)	4,451	43,914
Skanska AB (Class B Stock)	1,096	25,299
SKF AB (Class B Stock)	1,204	21,975
Svenska Cellulosa AB SCA (Class A Stock)	107	1,100
Svenska Cellulosa AB SCA (Class B Stock)	1,889	18,882
Svenska Handelsbanken AB (Class A Stock)	4,593	45,136
Svenska Handelsbanken AB (Class B Stock)	150	1,566
Swedbank AB (Class A Stock)	3,107	47,747
Swedish Match AB	508	28,757
Swedish Orphan Biovitrum AB*	604	10,750
Tele2 AB (Class B Stock)	1,667	25,170
Telefonaktiebolaget LM Ericsson (Class A Stock)	320	2,697
Telefonaktiebolaget LM Ericsson (Class B Stock)	9,408	73,958
Telia Co. AB	8,123	34,758
Trelleborg AB (Class B Stock)	800	13,109
Volvo AB (Class B Stock)	4,718	80,441
		1,266,669
Switzerland 8.4%
ABB Ltd.	5,627	131,086
Adecco Group AG	504	29,496

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Alcon, Inc.*	1,450	$ 85,400
Baloise Holding AG	143	25,813
Banque Cantonale Vaudoise	10	8,381
Barry Callebaut AG	10	22,098
Chocoladefabriken Lindt & Spruengli AG	5	41,881
Cie Financiere Richemont SA	1,611	117,613
Clariant AG	685	15,410
Coca-Cola HBC AG	602	22,126
Credit Suisse Group AG*	7,807	98,326
DKSH Holding AG	126	6,502
Dufry AG*	92	7,964
EMS-Chemie Holding AG	24	15,676
Flughafen Zurich AG	59	10,250
Geberit AG	113	59,470
Georg Fischer AG	14	13,738
Givaudan SA	29	95,479
Glencore PLC*	33,880	98,937
Helvetia Holding AG	108	15,534
Julius Baer Group Ltd.*	692	34,529
Kuehne + Nagel International AG	167	26,970
LafargeHolcim Ltd.*	1,590	80,598
Logitech International SA	471	21,104
Lonza Group AG	233	95,318
Nestle SA	9,106	1,003,409
Novartis AG	6,633	625,471
OC Oerlikon Corp. AG	574	6,111
Pargesa Holding SA	117	9,381
Partners Group Holding AG	52	47,716
PSP Swiss Property AG	129	19,514
Roche Holding AG	2,190	735,020
Roche Holding AG (XBRN)	85	28,220
Schindler Holding AG	62	15,390
Schindler Holding AG, Part. Cert	128	33,016
SGS SA	16	46,258
Sika AG	438	78,596
Sonova Holding AG	175	43,809
STMicroelectronics NV	1,960	54,573
Straumann Holding AG	32	30,537
Sulzer AG	31	3,422
Swatch Group AG (The), (SWX)	135	6,572
Swatch Group AG (The), (XEQT)	91	22,855
Swiss Life Holding AG	105	52,780
Swiss Prime Site AG*	234	28,574
Swiss Re AG	874	98,758

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Swisscom AG	83	$ 45,516
Temenos AG*	194	31,317
UBS Group AG*	10,779	133,635
Vifor Pharma AG	138	25,397
Zurich Insurance Group AG	459	190,225
		4,595,771
Taiwan 0.0%
FIT Hon Teng Ltd., 144A	3,000	920
United Arab Emirates 0.0%
NMC Health PLC	372	6,335
United Kingdom 12.4%
3i Group PLC	3,070	44,657
Admiral Group PLC	662	19,695
Ashmore Group PLC	1,268	9,073
Ashtead Group PLC	1,434	46,156
Associated British Foods PLC	1,072	37,092
AstraZeneca PLC	4,136	404,256
Auto Trader Group PLC, 144A	2,847	21,096
AVEVA Group PLC	207	13,470
Aviva PLC	12,500	65,710
B&M European Value Retail SA	2,496	11,979
Babcock International Group PLC	745	5,796
BAE Systems PLC	10,087	83,918
Barclays PLC	54,159	119,921
Barratt Developments PLC	3,086	32,632
Bellway PLC	400	21,055
Berkeley Group Holdings PLC	377	26,041
BP PLC	62,771	378,773
British American Tobacco PLC	7,192	316,549
British Land Co. PLC (The), REIT	2,885	21,113
BT Group PLC	27,332	58,114
Bunzl PLC	1,027	26,584
Burberry Group PLC	1,292	33,241
Centrica PLC	18,846	21,125
Cineworld Group PLC	3,160	7,388
CK Hutchison Holdings Ltd.	8,600	75,723
CNH Industrial NV	3,152	29,944
Compass Group PLC	4,993	123,367
ConvaTec Group PLC, 144A	4,437	12,142
Croda International PLC	393	25,853

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
DCC PLC	308	$ 24,848
Derwent London PLC, REIT	317	17,173
Diageo PLC	7,265	287,172
Direct Line Insurance Group PLC	4,249	18,957
DS Smith PLC	4,020	18,025
easyJet PLC	569	10,426
Experian PLC	2,859	99,315
Fiat Chrysler Automobiles NV	3,450	44,894
G4S PLC	4,699	12,081
GlaxoSmithKline PLC	15,444	362,425
GVC Holdings PLC	1,745	20,196
Halma PLC	1,201	33,308
Hargreaves Lansdown PLC	853	19,431
Hiscox Ltd.	844	14,650
Howden Joinery Group PLC	1,779	16,189
HSBC Holdings PLC	63,806	464,465
IMI PLC	821	11,941
Imperial Brands PLC	3,004	77,073
Inchcape PLC	1,239	10,738
Informa PLC	3,868	39,496
InterContinental Hotels Group PLC	570	35,099
International Consolidated Airlines Group SA	1,980	14,842
Intertek Group PLC	497	37,722
ITV PLC	11,825	21,099
J Sainsbury PLC	5,146	13,711
JD Sports Fashion PLC	1,209	13,095
John Wood Group PLC	2,289	11,393
Johnson Matthey PLC	605	20,751
Just Eat PLC*	1,865	21,111
Kingfisher PLC	6,498	17,411
Land Securities Group PLC, REIT	2,173	26,904
Legal & General Group PLC	18,437	74,244
Lloyds Banking Group PLC	220,407	164,368
London Stock Exchange Group PLC	987	101,975
M&G PLC*	8,231	25,960
Marks & Spencer Group PLC	6,367	14,750
Meggitt PLC	2,368	21,040
Melrose Industries PLC	14,998	45,904
Micro Focus International PLC	1,115	15,076
Mondi PLC	1,618	32,848
National Grid PLC	10,965	145,502
Next PLC	406	36,877
Ocado Group PLC*	1,476	23,807
Pearson PLC	2,447	18,333

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Pennon Group PLC	1,268	$ 18,558
Persimmon PLC	991	39,872
Phoenix Group Holdings PLC	1,818	18,169
Prudential PLC	8,190	145,594
Quilter PLC, 144A	6,039	13,534
Reckitt Benckiser Group PLC	1,978	163,830
RELX PLC	5,913	156,927
Renishaw PLC	129	6,753
Rentokil Initial PLC	5,866	36,107
Rightmove PLC	2,837	24,611
Rolls-Royce Holdings PLC*	5,348	47,057
Royal Bank of Scotland Group PLC	14,032	40,270
RSA Insurance Group PLC	3,383	24,578
Sage Group PLC (The)	3,443	33,472
Schroders PLC	365	15,451
Segro PLC, REIT	3,440	41,356
Severn Trent PLC	739	25,134
Smith & Nephew PLC	2,765	66,293
Smiths Group PLC	1,257	27,935
Spirax-Sarco Engineering PLC	225	26,446
SSE PLC	3,316	66,126
St. James’s Place PLC	1,677	25,283
Standard Chartered PLC	8,281	68,760
Standard Life Aberdeen PLC	7,122	28,323
Subsea 7 SA	749	8,052
Tate & Lyle PLC	1,573	16,416
Taylor Wimpey PLC	10,025	28,463
TechnipFMC PLC	1,447	23,865
Tesco PLC	30,481	99,182
Travis Perkins PLC	820	16,758
Unilever NV	4,573	266,466
Unilever PLC	3,432	204,710
United Utilities Group PLC	2,117	28,285
Virgin Money UK PLC*	4,178	9,048
Vodafone Group PLC	84,331	165,739
Weir Group PLC (The)	832	14,721
Whitbread PLC	409	24,065
Wm Morrison Supermarkets PLC	6,618	15,880
WPP PLC	3,860	47,956
		6,779,133
United States 0.4%
Amcor PLC, CDI	5,024	52,674
Carnival PLC	472	19,267

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Ferguson PLC	714	$ 63,956
James Hardie Industries PLC, CDI	1,374	28,757
QIAGEN NV*	703	23,639
Samsonite International SA, 144A	3,900	7,396
Sims Metal Management Ltd.	452	3,179
		198,868

Total Common Stocks (cost $45,632,742)		49,411,122
Exchange-Traded Fund 3.3%
United States
iShares MSCI EAFE ETF (cost $1,738,434)	26,900	1,815,212
Preferred Stocks 0.7%
Germany 0.4%
Bayerische Motoren Werke AG (PRFC)	187	10,429
FUCHS PETROLUB SE (PRFC)	200	8,853
Henkel AG & Co. KGaA (PRFC)	561	56,913
Porsche Automobil Holding SE (PRFC)	477	32,232
Sartorius AG (PRFC)	108	25,169
Volkswagen AG (PRFC)	577	103,410
		237,006
South Korea 0.3%
Amorepacific Corp. (PRFC)*	29	2,024
CJ CheilJedang Corp. (PRFC)	14	1,205
Hanwha Corp. (PRFC)	128	1,374
Hyundai Motor Co. (2nd PRFC)	122	8,183
Hyundai Motor Co. (PRFC)	62	3,793
LG Chem Ltd. (PRFC)	21	3,154
LG Electronics, Inc. (PRFC)	64	1,400
LG Household & Health Care Ltd. (PRFC)	6	3,812
Mirae Asset Daewoo Co. Ltd. (PRFC)*	512	1,620

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea (cont’d.)
Samsung Electronics Co. Ltd. (PRFC)	2,556	$ 100,499
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	9	1,138
		128,202
Total Preferred Stocks (cost $331,143)		365,208

	Units
Rights* 0.0%
South Korea
HDC Hyundai Development Co-Engineering & Construction, expiring 03/06/20 (cost $—)	41	91

Total Long-Term Investments (cost $47,702,319)		51,591,633

Shares
Short-Term Investments 1.9%
Affiliated Mutual Fund 1.6%
PGIM Core Ultra Short Bond Fund (cost $850,083)(w)	850,083	850,083

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $179,642)	1.531%	03/19/20	180	179,660

Total Short-Term Investments (cost $1,029,725)					1,029,743

TOTAL INVESTMENTS 96.6% (cost $48,732,044)				52,621,376
Other assets in excess of liabilities(z) 3.4%					1,876,588

Net Assets 100.0%					$ 54,497,964

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ASX—Australian Securities Exchange
CAC40—French Stock Market Index
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PRFC—Preference Shares
RSP—Savings Shares
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
SWX—SIX Swiss Exchange
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security
XBRN—Berne Stock Exchange
XEQT—Equiduct Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Nikkei 225 Index	Mar. 2020	$113,650	$ (3,153)
1	ASX SPI 200 Index	Mar. 2020	116,375	2,777
2	CAC40 10 Euro	Feb. 2020	128,739	(4,831)
3	TOPIX Index	Mar. 2020	464,861	(11,220)
4	FTSE 100 Index	Mar. 2020	381,228	(12,154)
4	Mini MSCI EAFE Index	Mar. 2020	395,300	(10,008)
15	Euro STOXX 50 Index	Mar. 2020	605,375	(15,326)
				$(53,915)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).